UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

December 18, 2018 to January 15, 2019

Commission File Number of issuing entity: 333-197204-03

Central Index Key Number of issuing entity: 0001651221

JOHN DEERE OWNER TRUST 2015-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-197204

Central Index Key Number of depositor: 0000889668

JOHN DEERE RECEIVABLES, INC.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000027673

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Todd E. Davies, (309) 765-5161

(Name and phone number, including area code of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

36-7665840

(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation Suite 100 10587 Double R Boulevard Reno, Nevada (Address of principal executive offices of the issuing entity)	89521 (Zip Code)

(775) 786-5527

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b))
Class A-1 0.40000% Asset Backed Notes			X
Class A-2 0.98% Asset Backed Notes			X
Class A-3 1.44% Asset Backed Notes			X
Class A-4 1.78% Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 15, 2019, a distribution was made to holders of notes of John Deere Owner Trust 2015-B.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by John Deere Receivables, Inc., the depositor of John Deere Owner Trust 2015-B (the “Depositor”), and held by John Deere Owner Trust 2015-B were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from December 18, 2018 to January 15, 2019.

The Depositor filed its 2018 Form ABS-15G on January 15, 2019. The CIK number of the Depositor is 0000889668.

PART II – OTHER INFORMATION

Item 10. Exhibits.

(a)                                 The following is a list of documents filed as part of this Report on Form 10-D:

99.1                        Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2015-B, relating to the January 15, 2019 distribution.

99.2                        Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2015-B, relating to the January 15, 2019 distribution.

99.3                        Servicer’s Certificate, relating to the January 15, 2019 distribution.

(b)                                 The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2015-B, relating to the January 15, 2019 distribution.
99.2	Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2015-B, relating to the January 15, 2019 distribution.
99.3	Servicer’s Certificate, relating to the January 15, 2019 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES, INC.
(Depositor)

Date: January 25, 2019	By:	/s/ Todd E. Davies
Name: Todd E. Davies
Title: Secretary